ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 6. ACCRUED EXPENSES

Accrued expenses are summarized below:

	June 30, 2024	December 31, 2023

Compensation	$749,709	$857,037
Legal and professional	162,318	257,926
Clinical	55,315	15,350
Other	1,751	19,498
Total accrued expenses	$969,093	$1,149,811

Note 6. ACCRUED EXPENSES

Accrued expenses at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Compensation	$857,037	$340,680
Legal and professional	257,926	144,440
Clinical	15,350	50,922
Other	19,498	5,852
Total accrued expenses	$1,149,811	$541,894